INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

The domestic and foreign components of loss before (benefit) provision for income taxes were as follows:

	2025	2024
Domestic:	$(11,676,768)	$(11,676,768)
Foreign:	(7,133,368)	(7,133,368)
	$(18,810,136)	$(18,810,136)

Provision for Income Taxes

Income tax expense (benefit) consisted of the following:

Current:
Federal	$–
State	–
Foreign	–
Total Current	–

Deferred:
Federal	$–
State	–
Foreign	(5,554)
Total Deferred	(5,554)

Total Provision	$5,554

The Company recorded no income tax expense or benefit for the year ended December 31, 2025 due to the generation of losses and the application of a full valuation allowance against deferred tax assets.

Effective Tax Rate Reconciliation

The reconciliation of income taxes computed at the U.S. federal statutory rate to the reported income tax provision is as follows:

Schedule effective income tax reconciliation
	Amount	% of Pretax Income
Tax benefit at 21% (statutory rate)	$(3,952,229)	-21.00%
State taxes, net of federal benefit	(–)	–%
Foreign rate differential	(–)	–%

Valuation allowance	3,952,229	21%
Other	–	–%
Total income tax expense	$–	0.0%

Deferred tax Assets and Valuation Allowance

The Company has deferred tax assets primarily related to net operating loss carryforwards.

Management has determined that it is more likely than not that these deferred tax assets will not be realized due to a lack of sufficient positive evidence, including cumulative losses. Accordingly, the Company has recorded a full valuation allowance against its net deferred tax assets.

Net Operating Losses

As December 31, 2025, the Company has a net operating loss (“NOL”) carryforward of approximately $26,485,942.

•	U.S. federal NOLs may be carried forward indefinitely.
•	Utilization is limited to 80% of taxable income in future periods
•	The NOLs may be subject to limitation under Internal Revenue Cide Section 382 in the event of an ownership change.

Uncertain Tax Positions

The Company did not have any material unrecognized tax benefits as of December 31, 2025.

The Company files income tax returns in the United States and foreign jurisdictions. Tax years 2022 through 2025 remain subject to examination.

Foreign Earnings

The Company has not recorded a deferred tax liability related to outside basis differences in foreign subsidiaries, as such amounts are not material.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest accrued on uncertain tax positions as well as interest received from favorable tax settlements within interest expense. The Company recognizes penalties accrued on unrecognized tax benefits within selling, general and administrative expenses. As of December 31, 2025 and 2024 the Company had no uncertain tax positions.

The Company does not anticipate any significant changes to the total amounts of unrecognized tax benefits in the next twelve months. The Company files income tax returns in New Brunswick, Canada, and the U.S. federal, New York, and Delaware and the UK jurisdictions. Tax years 2012 to current remain open to examination by Canadian authorities; the tax year 2020 remains open to examination by U.S. authorities.

NOTE 16 – SEGMENT INFORMATION

The Company operates as a single operating and reportable segment. The Company’s Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, reviews financial information on a fully consolidated basis. There are no distinct operating segments with separate financial performance metrics, resource allocation decisions, or discrete profit/loss evaluations. Revenue is modest and primarily service-based, with ongoing net losses, all managed holistically.